Quarterly Holdings Report
for
Fidelity Flex® Freedom Blend Funds
Fidelity Flex® Freedom Blend 2010 Fund
June 30, 2025
Z10-NPRT1-0825
1.9884232.108
Bond Funds - 67.7%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	45,476	455,219
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	6,141	47,348
Fidelity Series Corporate Bond Fund (a)	22,350	209,863
Fidelity Series Emerging Markets Debt Fund (a)	1,759	14,247
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	488	4,691
Fidelity Series Floating Rate High Income Fund (a)	305	2,705
Fidelity Series Government Bond Index Fund (a)	37,498	344,235
Fidelity Series High Income Fund (a)	312	2,749
Fidelity Series International Credit Fund (a)	8	66
Fidelity Series International Developed Markets Bond Index Fund (a)	15,633	136,324
Fidelity Series Investment Grade Bond Fund (a)	32,039	323,591
Fidelity Series Investment Grade Securitized Fund (a)	22,334	200,336
Fidelity Series Long-Term Treasury Bond Index Fund (a)	20,023	107,726
Fidelity Series Real Estate Income Fund (a)	267	2,680
TOTAL BOND FUNDS (Cost $1,850,735)		1,851,780

Domestic Equity Funds - 12.1%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	3,670	75,856
Fidelity Series Commodity Strategy Fund (a)	68	6,156
Fidelity Series Large Cap Growth Index Fund (a)	1,813	48,799
Fidelity Series Large Cap Stock Fund (a)	1,746	45,199
Fidelity Series Large Cap Value Index Fund (a)	5,310	91,600
Fidelity Series Small Cap Core Fund (a)	1,749	20,392
Fidelity Series Small Cap Opportunities Fund (a)	648	9,466
Fidelity Series Value Discovery Fund (a)	2,027	32,784
TOTAL DOMESTIC EQUITY FUNDS (Cost $233,663)		330,252

International Equity Funds - 15.5%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	1,441	26,505
Fidelity Series Emerging Markets Fund (a)	2,793	28,516
Fidelity Series Emerging Markets Opportunities Fund (a)	5,328	114,136
Fidelity Series International Growth Fund (a)	3,246	64,429
Fidelity Series International Index Fund (a)	1,695	24,242
Fidelity Series International Small Cap Fund (a)	1,836	36,433
Fidelity Series International Value Fund (a)	4,181	63,848
Fidelity Series Overseas Fund (a)	3,967	64,269
Fidelity Series Select International Small Cap Fund (a)	201	2,671
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $314,278)		425,049

Short-Term Funds - 3.6%
	Shares	Value ($)
Fidelity Series Short-Term Credit Fund (a)	1,585	15,994
Fidelity Series Treasury Bill Index Fund (a)	8,442	83,912
TOTAL SHORT-TERM FUNDS (Cost $99,285)		99,906

Money Market Funds - 1.1%
	Yield (%)	Shares	Value ($)
Fidelity Series Government Money Market Fund (a)(b) (Cost $31,307)	4.42	31,307	31,307

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $2,529,268)	2,738,294
NET OTHER ASSETS (LIABILITIES) - 0.0%	0
NET ASSETS - 100.0%	2,738,294

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	422,739	38,380	8,532	1,570	(24)	2,656	455,219	45,476
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	45,786	3,307	1,589	177	(46)	(110)	47,348	6,141
Fidelity Series Blue Chip Growth Fund	75,002	5,584	18,022	-	414	12,878	75,856	3,670
Fidelity Series Canada Fund	24,189	902	2,108	-	50	3,472	26,505	1,441
Fidelity Series Commodity Strategy Fund	5,898	483	47	-	-	(178)	6,156	68
Fidelity Series Corporate Bond Fund	203,374	14,637	9,626	2,407	(114)	1,592	209,863	22,350
Fidelity Series Emerging Markets Debt Fund	13,353	770	112	205	-	236	14,247	1,759
Fidelity Series Emerging Markets Debt Local Currency Fund	4,247	144	28	-	-	328	4,691	488
Fidelity Series Emerging Markets Fund	27,867	4,231	6,312	-	387	2,343	28,516	2,793
Fidelity Series Emerging Markets Opportunities Fund	111,534	18,241	26,960	-	1,607	9,714	114,136	5,328
Fidelity Series Floating Rate High Income Fund	2,562	156	20	53	-	7	2,705	305
Fidelity Series Government Bond Index Fund	329,620	33,222	18,223	3,054	(101)	(283)	344,235	37,498
Fidelity Series Government Money Market Fund	15,819	19,717	4,229	319	-	-	31,307	31,307
Fidelity Series High Income Fund	2,549	146	24	43	-	78	2,749	312
Fidelity Series International Credit Fund	64	1	-	1	-	1	66	8
Fidelity Series International Developed Markets Bond Index Fund	128,839	8,891	3,074	628	21	1,647	136,324	15,633
Fidelity Series International Growth Fund	56,015	11,073	10,214	-	459	7,096	64,429	3,246
Fidelity Series International Index Fund	21,760	4,088	4,650	-	456	2,588	24,242	1,695
Fidelity Series International Small Cap Fund	33,781	808	4,253	-	598	5,499	36,433	1,836
Fidelity Series International Value Fund	58,729	9,016	12,285	-	1,538	6,850	63,848	4,181
Fidelity Series Investment Grade Bond Fund	312,881	25,747	15,911	3,332	(117)	991	323,591	32,039
Fidelity Series Investment Grade Securitized Fund	196,775	13,503	9,910	2,199	(133)	101	200,336	22,334
Fidelity Series Large Cap Growth Index Fund	48,247	3,704	10,678	68	1,088	6,438	48,799	1,813
Fidelity Series Large Cap Stock Fund	44,542	3,595	9,174	-	700	5,536	45,199	1,746
Fidelity Series Large Cap Value Index Fund	91,646	10,464	13,625	-	(22)	3,137	91,600	5,310
Fidelity Series Long-Term Treasury Bond Index Fund	86,492	24,260	1,250	957	12	(1,788)	107,726	20,023
Fidelity Series Overseas Fund	57,156	10,559	12,062	-	1,052	7,564	64,269	3,967
Fidelity Series Real Estate Income Fund	2,553	139	24	39	-	12	2,680	267
Fidelity Series Select International Small Cap Fund	462	1,901	1	-	-	309	2,671	201
Fidelity Series Short-Term Credit Fund	14,956	1,149	190	166	-	79	15,994	1,585
Fidelity Series Small Cap Core Fund	21,047	1,300	3,337	-	(398)	1,780	20,392	1,749
Fidelity Series Small Cap Opportunities Fund	9,359	514	1,203	-	(33)	829	9,466	648
Fidelity Series Treasury Bill Index Fund	47,342	46,692	10,034	835	(10)	(78)	83,912	8,442
Fidelity Series Value Discovery Fund	32,894	3,874	4,880	-	(47)	943	32,784	2,027
	2,550,079	321,198	222,587	16,053	7,337	82,267	2,738,294

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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